Note 13 - Income Tax - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income tax expense using combined statutory rate of 26.5% (2017 - 26.5%, 2016 - 26.5%)	$ 30,529	$ 25,603
Permanent differences	785	359
Tax effect of flow through entities	(491)	(186)
Adjustments to tax liabilities for prior periods	(526)	(1,712)
Effects of changes in U.S. enacted tax rates		(2,514)
Non-deductible stock-based compensation	1,528	1,095
Excess tax benefits related to stock-based compensation	(3,968)	(5,749)
Foreign, state and provincial tax rate differential	(2,863)	4,914
Other taxes	(72)	(242)
Total	$ 24,922	$ 21,568